Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 571,840	$ 61,266
Accounts receivable	2,387	17,557
Inventories	436,580	526,284
Deferred financing cost		49,451
Prepaid expenses and other current assets	58,498	140,336
Total current assets	1,069,305	794,894
Fixed assets, net of accumulated depreciation of $276	4,340	2,748
Intellectual property	2,000,000	2,000,000
Security deposits		10,000
Total assets	3,073,645	2,807,642
Current liabilities
Accounts payable and accrued expenses	75,641	411,665	535
Note payable - stockholder	65,000
Note payable for acquisition of intellectual property		350,000
Convertible notes payable		400,000
Accrued interest	701	18,400
Accounts payable and accrued expenses - related parties	45,911	132,934	45,911
Loans payable		60,000
Notes payable - directors		80,000
Note payable	7,500	7,500	7,500
Total current liabilities	194,753	1,460,499	53,946
Derivatives liability	375,741	872,659
Total liabilities	570,494	2,333,158	53,946
Stockholders' equity (deficit)
Preferred stock, $.001 par value; 25,000,000 shares authorized; no shares issued and outstanding
Common stock, $.001 par value, 300,000,000 shares authorized; 66,813,997 shares issued and outstanding at December 31, 2011, 49,000,000 shares issued and outstanding at December 31, 2010	87,566	66,814	49,000
Additional paid-in capital	10,230,539	6,138,916	31,000
Deficit accumulated during development stage	(7,814,954)	(5,731,246)	(133,946)
Total stockholders' equity (deficit)	2,503,151	474,484	(53,946)
Total liabilities and stockholders' equity (deficit)	$ 3,073,645	$ 2,807,642